Provisions (Tables)	12 Months Ended
Dec. 31, 2024
Other Provisions, Contingent Liabilities, And Contingent Assets [Abstract]
Schedule of Movement in Provision for Asset Retirement Obligation
The movement in provisions for asset retirement obligations and restructuring charges during the years ended December 31, 2024 and 2023 is as follows:

(in millions)	December 31, 2024	December 31, 2023
Beginning balance	$240	$298
Arising/reassessed during the period	(1)	2
Accretion cost	4	5
Restructuring charges	7	71
Utilized(1)	(36)	(136)
Ending balance	$214	$240
(1) Includes $2 million and $10 million related to asset retirement obligations and $34 million and $126 million related to restructuring charges for the years ended December 31, 2024 and 2023, respectively.